FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Financial instruments	NOTE 25 – FINANCIAL INSTRUMENTS

	Observable input (Level 2)	Financial instruments measured at fair value	Financial instruments measured at amortized cost	Total carrying value

2025
Financial assets
Loan receivables¹⁾	—	—	4.4	4.4
Trade receivables¹⁾	—	—	214.7	214.7
Other receivables³⁾	10.9	10.9	12.8	23.7
Cash and cash equivalents, including restricted cash¹⁾	—	—	163.5	163.5
Total	10.9	10.9	395.4	406.3

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,003.1	1,003.1
Other non-current liabilities	—	—	3.3	3.3
Trade payables¹⁾	—	—	41.0	41.0
Other liabilities¹⁾³⁾	3.4	3.4	64.9	68.3
Total	3.4	3.4	1,112.3	1,115.7

2024
Financial assets
Loan receivables¹⁾	—	—	4.5	4.5
Trade receivables¹⁾	—	—	183.9	183.9
Other receivables³⁾	33.0	33.0	26.6	59.6
Cash and cash equivalents, including restricted cash¹⁾	—	—	291.2	291.2
Total	33.0	33.0	506.2	539.2

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,226.3	1,226.3
Other non-current liabilities	—	—	2.9	2.9
Trade payables¹⁾	—	—	50.0	50.0
Other liabilities¹⁾³⁾	2.5	2.5	58.8	61.3
Total	2.5	2.5	1,338.0	1,340.5

2023
Financial assets
Loan receivables¹⁾	—	—	4.5	4.5
Trade receivables¹⁾	—	—	211.0	211.0
Other receivables³⁾	37.6	37.6	22.9	60.5
Cash and cash equivalents, including restricted cash¹⁾	—	—	295.6	295.6
Total	37.6	37.6	534.0	571.6

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,059.6	1,059.6
Other non-current liabilities	—	—	3.0	3.0
Trade payables¹⁾	—	—	43.1	43.1
Other liabilities¹⁾³⁾	2.8	2.8	42.4	45.2
Total	2.8	2.8	1,148.1	1,150.9
1) Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value
2) See Note 20
3) Derivative financial instruments are presented in the balance sheet line "Other receivables" and "Other liabilities"
Fair value hierarchy for financial instruments measured at fair value in the balance sheet
Below, please find the fair value hierarchy for financial instruments measured at fair value in the balance sheet. The financial instruments in question are grouped into levels 1 to 3 based on the degree to which the fair value is observable.
•Level 2 fair value measurements are those derived from input other than quoted prices included in Level 1 which are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices)
NOTE 25 - Continued
Methods and assumptions in determining fair value of financial instruments
Derivative part of other receivables and other liabilities
The fair value of derivatives in other receivables and other liabilities is measured using accepted valuation methods with input variables such as yield curves, forward curves, spreads, etc. and compared to financial counterparties to ensure acceptable valuations. The valuation methods discount the future fixed and estimated cash flows and valuation of any option elements.